Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 389,862.1	$ 13,034.5	$ 397,543.1	$ 396,161.9
Adjustments for:
Depreciation expense	281,411.8	9,408.6	288,124.9	255,796.0
Amortization expense	5,472.4	183.0	4,421.4	4,346.7
Expected credit losses recognized (reversal) on investments in debt instruments	1.7	0.1	(2.4)
Finance costs	3,250.9	108.7	3,051.2	3,330.3
Share of profits of associates	(2,861.0)	(95.7)	(3,090.6)	(3,014.8)
Interest income	(16,189.4)	(541.2)	(14,694.4)	(9,464.7)
Share-based compensation	2.8	0.1
Loss on disposal or retirement of property, plant and equipment, net	950.0	31.8	1,005.6	1,097.9
Loss (gain) on disposal of intangible assets, net	2.4	0.1	(0.4)
Impairment loss (reversal of impairment loss) on property, plant and equipment	(301.4)	(10.1)	423.5
Impairment loss on intangible assets				13.5
Impairment loss on financial assets				29.6
Loss on financial instruments at fair value through profit or loss, net	955.7	32.0	358.2
Loss (gain) on disposal of investments in debt instruments at fair value through other comprehensive income, net	(537.8)	(18.0)	989.1
Gain on disposal of available-for-sale financial assets, net				(89.8)
Loss (gain) from disposal of subsidiaries	4.6	0.2		(17.3)
Unrealized (realized) gross profit on sales to associates	(3.4)	(0.1)	111.8	4.6
Loss (gain) on foreign exchange, net	(5,228.2)	(174.8)	2,916.7	(9,118.6)
Dividend income	(417.3)	(14.0)	(158.4)	(145.6)
Loss (gain) arising from fair value hedges, net	(13.1)	(0.4)	2.3	30.3
Gain on lease modification	(2.1)	(0.1)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	848.8	28.4	480.1	5,645.1
Notes and accounts receivable, net	(18,119.6)	(605.8)	(13,271.3)	1,061.8
Receivables from related parties	(277.7)	(9.3)	599.7	(214.6)
Other receivables from related parties	13.4	0.4	106.1	(13.9)
Inventories	20,249.8	677.0	(29,370.0)	(25,229.1)
Other financial assets	3,383.5	113.1	(4,601.3)	(502.3)
Other current assets	(76.3)	(2.6)	(513.0)	12.1
Other noncurrent assets			152.6	(1,276.1)
Accounts payable	5,860.1	195.9	4,540.6	2,572.1
Payables to related parties	58.4	2.0	(279.9)	394.2
Salary and bonus payable	1,800.9	60.2	216.5	582.1
Accrued profit sharing bonus to employees and compensation to directors and supervisors	(332.2)	(11.1)	562.0	525.1
Accrued expenses and other current liabilities	(2,372.0)	(79.3)	(20,226.4)	30,435.4
Provisions				(4,057.9)
Net defined benefit liability	(215.0)	(7.2)	(60.5)	44.6
Cash generated from operations	667,182.8	22,306.4	619,336.8	648,938.6
Income taxes paid	(52,044.1)	(1,740.0)	(45,382.5)	(63,620.4)
Net cash generated by operating activities	615,138.7	20,566.4	573,954.3	585,318.2
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss	(124.7)	(4.2)	(310.5)
Acquisitions of financial assets at fair value through other comprehensive income	(257,558.2)	(8,611.1)	(96,412.8)
Acquisitions of available-for-sale financial assets				(101,824.0)
Acquisitions of held-to maturity financial assets				(1,997.1)
Acquisitions of financial assets at amortized cost	(313.9)	(10.5)	(2,294.1)
Acquisitions of property, plant and equipment	(460,422.2)	(15,393.6)	(315,581.9)	(330,588.2)
Acquisitions of intangible assets	(9,329.9)	(311.9)	(7,100.3)	(4,480.6)
Acquisitions of land use right				(819.7)
Proceeds from disposal or redemption of financial instruments at fair value through profit or loss - debt instruments	2,418.2	80.9	487.2
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	230,444.5	7,704.6	86,639.3
Proceeds from disposal or redemption of available-for-sale financial assets				69,538.9
Proceeds from disposal or redemption of held-to-maturity financial assets				17,980.6
Proceeds from disposal or redemption of financial assets at amortized cost	14,349.2	479.7	2,032.4
Proceeds from disposal or redemption of property, plant and equipment	287.3	9.6	181.5	326.2
Proceeds from disposal or redemption of intangible assets			0.5
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	1.1	0.0	127.9
Proceeds from return of capital of available-for-sale financial assets				14.8
Derecognition of hedging derivative financial instruments				33.0
Derecognition of hedging financial instruments	(436.6)	(14.6)	250.5
Interest received	16,875.0	564.2	14,660.4	9,526.3
Cash outflow from disposal of subsidiary				(4.1)
Other dividends received	320.2	10.7	158.4	145.6
Dividends received from investments accounted for using equity method	1,719.0	57.5	3,262.9	4,245.8
Refundable deposits paid	(1,465.8)	(49.0)	(2,227.5)	(1,327.0)
Refundable deposits refunded	1,019.3	34.1	1,857.2	433.0
Net cash used in investing activities	(458,801.6)	(15,339.4)	(314,268.9)	(336,164.9)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	31,804.3	1,063.3	23,923.0	10,394.3
Repayment of bonds	(34,900.0)	(1,166.8)	(58,024.9)	(38,100.0)
Repayment of long-term bank loans				(31.4)
Repayment of the principal portion of lease liabilities	(2,930.6)	(98.0)
Interest paid	(3,597.1)	(120.3)	(3,233.4)	(3,482.7)
Guarantee deposits received	62.2	2.1	1,668.9	950.9
Guarantee deposits refunded	(701.3)	(23.4)	(1,948.1)	(3,823.2)
Cash dividends	(259,303.8)	(8,669.5)	(207,443.0)	(181,512.7)
Donation from shareholders	4.0	0.1	10.1	20.9
Decrease in non-controlling interests	(75.9)	(2.5)	(77.4)	(113.7)
Net cash used in financing activities	(269,638.2)	(9,015.0)	(245,124.8)	(215,697.6)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(9,114.2)	(304.7)	9,862.3	(21,317.8)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(122,415.3)	(4,092.7)	24,422.9	12,137.9
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	577,814.6	19,318.4	553,391.7	541,253.8
CASH AND CASH EQUIVALENTS, END OF YEAR	455,399.3	15,225.7	$ 577,814.6	553,391.7
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	2,565.3	85.8		2,629.8
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 850.6	$ 28.4		$ 1.8